Summary of Non-cash Operating, Investing and Financing Activities	12 Months Ended
Dec. 31, 2013
Summary of Non-cash Operating, Investing and Financing Activities [Abstract]
Summary of Non-cash Operating, Investing and Financing Activities
Note 17: Summary of Non-cash Operating, Investing and Financing Activities

 The effect on net assets of non-cash operating, investing and financing activities was as follows:

(dollars in millions)	2013	2012	2011

Impact on net assets of indemnity settlement with BP Exploration and Production, Inc.	$–	$–	$(82.5)
Tax benefit of stock compensation plan transactions	$9.5	$11.5	$4.9
Change in fair value of derivatives accounted for as cash flow hedges, net of tax	$13.8	$10.1	$(5.2)
Actuarial gain (loss), net, related to defined benefit pension and postretirement benefit plans	$13.6	$(33.3)	$(7.7)